Significant Accounting Policies - Doubtful Accounts (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Schedule of allowance for doubtful accounts
Allowance for doubtful accounts, beginning of period	$ 28,457	$ 12,687	$ 10,201
Additions charged to expense	49,072	37,704	21,751
Additions from merger	2,207	6,601	0
Write-offs, net of recoveries	(48,805)	(28,535)	(19,265)
Allowance for doubtful accounts, end of period	$ 30,931	$ 28,457	$ 12,687